Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Revenue Recognition by Product Line	Breakdown of revenue recognition by product line is as follows:
	Year ended March 31,
	2022	2023	2024
	$	$	$
Sale of products	12,351	10,201	5,503
Sub-contracting income	-	-	818
Maintenance service income	14	41	-
	12,365	10,242	6,321

Schedule of Revenue Recognition at a Point of Time / Overtime	Breakdown of revenue recognition at a point of time / overtime is as follows:
	Year ended March 31,
	2022	2023	2024
	$	$	$
Revenue recognized at a point of time	12,351	10,201	6,321
Revenue recognized over time	14	41	-
	12,365	10,242	6,321

Schedule of Movement of Contract Liabilities	Movement of contract liabilities are as follows:
	Year ended March 31,
	2023	2024
	$	$
At the beginning of the year	79	-
Deposits received	-	10
Recognized as revenue	(78)	-
Exchange	(1)	-
At the end of the year	-	10

Schedule of Exchange Rates	Exchange rates used to translate amounts in Chinese Renminbi and Myanmar Kyat into the U.S. dollars, the reporting currency are as follows:
	Year ended March 31,
	2022	2023	2024
Items in the consolidated statement of operations:
Chinese Renminbi	6.44	6.83	7.15
Myanmar Kyat	1,729	1,995	2,103
	As of March 31,
	2023	2024
Balance sheet items, except for equity accounts
Chinese Renminbi	6.86	7.27
Myanmar Kyat	2,103	2,103

Schedule of Gain or Loss on Deregistration	On February 24, 2023, the Group’s non-wholly owned dormant subsidiary, Advanced Clean Innovation Asia (“ACIA”) Limited, was de-registered. Gain or loss on deregistration is calculated as follows:
$
Net liability of ACIA as of April 1, 2022	(4)
Share of 49% by non-controlling interest as of April 1, 2022	(2)
Share of profit by non-controlling interest for the year ended March 31, 2023	2
Gain or loss on deregistration	(0)